UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08226

Templeton Global Investment Trust

(Exact name of registrant as specified in charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923

(Address of principal executive offices) (Zip code)

Alison Baur

Franklin Templeton

One Franklin Parkway

San Mateo, CA 94403-1906

(Name and address of agent for service)

Registrant’s telephone number, including area code: (954) 527-7500

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

ITEM 1.	REPORT TO STOCKHOLDERS

(a) The Report to Shareholders is filed herewith

Templeton Global Dynamic Income Fund
Class A [TAGBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A	$137	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A shares of Templeton Global Dynamic Income Fund returned 28.20%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	325-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,450 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A	28.20	4.34	3.72
Class A (with sales charge)	21.05	3.20	3.14
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to September 10, 2018, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Templeton Global Dynamic Income Fund	PAGE 2	325-ATSR-0226

KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	325-ATSR-0226

Templeton Global Dynamic Income Fund
Class A1 [TINCX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class A1	$137	1.20%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class A1 shares of Templeton Global Dynamic Income Fund returned 27.64%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	425-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT ($9,625 AFTER MAXIMUM APPLICABLE SALES CHARGE) –
Class A1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class A1	27.64	4.26	3.68
Class A1 (with sales charge)	22.99	3.47	3.28
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
Performance for periods prior to March 1, 2019, has been restated to reflect the current maximum sales charge, which is lower than the maximum sales charge prior to that date.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
Templeton Global Dynamic Income Fund	PAGE 2	425-ATSR-0226

KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	425-ATSR-0226

Templeton Global Dynamic Income Fund
Class C [FCGBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C	$221	1.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C shares of Templeton Global Dynamic Income Fund returned 26.78%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	225-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C	26.78	3.51	2.93
Class C (with sales charge)	25.78	3.51	2.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
Templeton Global Dynamic Income Fund	PAGE 2	225-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	225-ATSR-0226

Templeton Global Dynamic Income Fund
Class C1 [TCINX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class C1	$182	1.60%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class C1 shares of Templeton Global Dynamic Income Fund returned 27.04%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	525-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class C1 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class C1	27.04	3.86	3.26
Class C1 (with sales charge)	26.04	3.86	3.26
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
Templeton Global Dynamic Income Fund	PAGE 2	525-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	525-ATSR-0226

Templeton Global Dynamic Income Fund
Class R
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R	$165	1.45%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R shares of Templeton Global Dynamic Income Fund returned 27.23%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	825-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R	27.23	3.99	3.45
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
Templeton Global Dynamic Income Fund	PAGE 2	825-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	825-ATSR-0226

Templeton Global Dynamic Income Fund
Class R6 [FGGBX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Class R6	$100	0.88%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Class R6 shares of Templeton Global Dynamic Income Fund returned 28.03%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	359-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Class R6 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Class R6	28.03	4.61	4.04
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
Templeton Global Dynamic Income Fund	PAGE 2	359-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	359-ATSR-0226

Templeton Global Dynamic Income Fund
Advisor Class [TZINX]
Annual Shareholder Report | December 31, 2025

This annual shareholder report contains important information about Templeton Global Dynamic Income Fund (previously known as Templeton Global Balanced Fund) for the period  January 1, 2025, to December 31, 2025.
You can find additional information about the Fund at https://www.franklintempleton.com/regulatory-fund-documents. You can also request this information by contacting us at (800) DIAL BEN/342-5236.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Advisor Class	$108	0.95%
*	Reflects fee waivers and/or expense reimbursements, without which expenses would have been higher.
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the twelve months ended December 31, 2025, Advisor Class shares of Templeton Global Dynamic Income Fund returned 27.84%. The Fund compares its performance to the JP Morgan Global Government Bond Index, the MSCI All Country World Index-NR and the Blended Benchmark† which returned 6.56%, 22.34% and 14.35% for the same period. The Fund previously compared its performance to the Bloomberg Multiverse Index and the Blended 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index††, which returned 8.42% and 15.32% for the same period. Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
PERFORMANCE HIGHLIGHTS

Top contributors to performance:
↑
The equity portfolio benefited from stock selection in the information technology, financials and communication services sectors. Geographically, stock selection in Asia, particularly in Japan, South Korea and Taiwan, contributed to relative performance for the year.

↑
Interest rate strategies contributed to the fixed income portfolio’s absolute performance. Duration exposures in Egypt, South Africa, Ghana, Brazil, Uruguay, the U.S. and India contributed to absolute results.

↑
Currency positions contributed to the fixed income portfolio’s absolute returns. Positions in the Mexican peso, Brazilian real, Colombian peso, Uruguyan peso, Malaysian ringgit, South African rand, Egyptian pound and Ghanaian cedi contributed.

↑	Overall credit exposures also contributed to absolute performance. Positions in both U.S. dollar-and euro-denominated subinvestment-grade sovereign credits contributed.

Top detractors from performance:
↓
The equity portfolio was hurt by stock selection and an overweight in the health care sector and stock selection in the materials sector. Geographically, stock selection in France and Germany detracted from relative results.

↓	Within currency positions, the fixed income portfolio’s positions in the Indian rupee and Japanese yen detracted from absolute results, as did its net-negative position in the Chinese yuan.
Use of derivatives and the impact on performance:
The Fund utilized currency forward contracts to gain additional exposure to currencies and for investment purposes. Interest rate swaps were used to manage duration exposure. In aggregate these derivatives contributed to performance.
Templeton Global Dynamic Income Fund	PAGE 1	625-ATSR-0226

HOW DID THE FUND PERFORM OVER THE LAST 10 YEARS?
The Fund’s past performance is not necessarily an indication of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
VALUE OF A $10,000 INVESTMENT – Advisor Class 12/31/2015 — 12/31/2025
AVERAGE ANNUAL TOTAL RETURNS (%) Period Ended December 31, 2025

	1 Year	5 Year	10 Year
Advisor Class	27.84	4.51	3.93
Bloomberg Global Aggregate Index	8.17	-2.15	1.26
JP Morgan Global Government Bond Index	6.56	-3.74	0.35
MSCI All Country World Index-NR	22.34	11.19	11.72
Blended Benchmark†	14.35	3.62	6.13
Bloomberg Multiverse Index	8.42	-1.87	1.50
Blended 50% MSCI All Country World Index-NR + 50% Bloomberg Multiverse Index††,†††	15.32	4.61	6.70
†	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% JP Morgan Global Government Bond Index.
††	The Fund’s Blended Benchmark is comprised of 50% MSCI All Country World Index-NR and 50% Bloomberg Multiverse Index.
†††	Effective August 1, 2025, the JP Morgan Global Government Bond Index replaced the Bloomberg Multiverse Index as the benchmark for the Fund’s fixed income sleeve benchmark. The Fund’s investment manager believes that the JP Morgan Global Government Bond Index is an appropriate benchmark for the Fund.
Fund performance figures may reflect fee waivers and/or expense reimbursements, without which the performance would have been lower.
The Fund was able to successfully meet its monthly distributions under its managed distribution policy without the return of capital.
For current month-end performance, please call Franklin Templeton at (800) DIAL BEN/342-5236 or visit
https://www.franklintempleton.com/investments/options/mutual-funds.
Important data provider notices and terms available at www.franklintempletondatasources.com.
KEY FUND STATISTICS (as of December 31, 2025)

Total Net Assets	$317,653,289
Total Number of Portfolio Holdings (excludes derivatives, except purchased options, if any)	127
Total Management Fee Paid	$2,043,299
Portfolio Turnover Rate	50.24%
Templeton Global Dynamic Income Fund	PAGE 2	625-ATSR-0226

WHAT DID THE FUND INVEST IN? (as of December 31, 2025)
Portfolio Composition* (% of Total Investments)
*	Does not include derivatives, except purchased options, if any.
HOW HAS THE FUND CHANGED?
Effective October 1, 2025, the name of the Fund changed from “Templeton Global Balanced Fund” to “Templeton Global Dynamic Income Fund.”
On May 1, 2025, the Fund’s principal investment strategies were revised to reflect an increase in the Fund’s exposure to equity-linked notes. In addition, effective October 1, 2025, the Fund began employing a managed distribution policy to provide shareholders with income from their investments.
Related disclosure regarding the risks of investing in ELNs and risks related to the Fund’s managed distribution policy was added.
In addition, effective November 30, 2025, Michael Sheehan was added as a portfolio manager to the Fund.
This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund’s current prospectus and any applicable supplements and the Fund’s next prospectus, which we expect to be available by May 1, 2026, at https://www.franklintempleton.com/regulatory-fund-documents or upon request at (800) DIAL BEN/342-5236 or
prospectus.us.franklintempleton@fisglobal.com.

WHERE CAN I FIND ADDITIONAL INFORMATION ABOUT THE FUND?
Additional information is available on https://www.franklintempleton.com/regulatory-fund-documents, including its:
• prospectus • proxy voting information • financial information • holdings • tax information
HOUSEHOLDING
You will receive the Fund’s shareholder reports every six months. In addition, you will receive an annual updated summary prospectus (detail prospectus available upon request). To reduce Fund expenses, we try to identify related shareholders in a household and send only one copy of the shareholder reports and summary prospectus. This process, called “householding,” will continue indefinitely unless you instruct us otherwise. If you prefer not to have these documents householded, please call us at (800) DIAL BEN/342-5236. At any time, you may view current prospectuses/summary prospectuses and shareholder reports on our website. If you choose, you may receive these documents through electronic delivery.
Templeton Global Dynamic Income Fund	PAGE 3	625-ATSR-0226

(b) Not applicable

ITEM 2.	CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 19(a) (1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the Registrant has determined that Ann Torre Bates and David W. Niemiec possess the technical attributes identified in Item 3 to Form N-CSR to qualify as “audit committee financial experts,” and has designated Ann Torre Bates and David W. Niemiec as the Audit Committee’s financial experts. Ann Torre Bates and David W. Niemiec are “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of directors in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of directors.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending December 31, 2024 and December 31, 2025 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $67,679 in December 31, 2024 and $79,852 in December 31, 2025.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in December 31, 2024 and $0 in December 31, 2025.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $11,000 in December 31, 2024 and $11,000 in December 31, 2025. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant (“Service Affiliates”) during the Reporting Periods that required pre-approval by the Audit Committee.

(d) All Other Fees. The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, other than the services reported in paragraphs (a) through (c) of this item, were $0 in December 31, 2024 and $0 in December 31, 2025.

There were no other non-audit services rendered by the Auditor to the Service Affiliates requiring pre-approval by the Audit Committee in the Reporting Periods.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Registrant’s Audit Committee is directly responsible for approving the services to be provided by the Auditors, including:

(i) pre-approval of all audit and audit related services;

(ii) pre-approval of all non-audit related services to be provided to the Registrant by the Auditors;

(iii) pre-approval of all non-audit related services to be provided by the Auditors to the Registrant and the Service Affiliates where the non-audit services relate directly to the operations or financial reporting of the Registrant; and

(iv) establishment by the Audit Committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the Auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of Audit Committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(2) None of the services described in paragraphs (b) through (d) of this Item were performed in reliance on paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) Non-audit fees billed by the Auditor for services rendered to the Registrant and the Service Affiliates during the reporting period were $584,790 in December 31, 2024 and $1,880,304 in December 31, 2025.

(h) Yes. The Registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Auditor’s independence. All services provided by the Auditor to the Registrant or to the Service Affiliates, which were required to be pre-approved, were pre-approved as required.

(i) Not applicable.

(j) Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

(a)	Please see schedule of investments contained in the Financial Statements and Financial Highlights included under Item 7 of this Form N-CSR.

(b)	Not applicable.

ITEM 7.	FINANCIAL STATEMENTS AND FINANCIAL HIGLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

Templeton
Global Dynamic
Income Fund
(formerly, Templeton Global Balanced Fund)
Financial Statements and Other Important Information
Annual | December 31, 2025

Table of Contents
franklintempleton.com
Financial Statements and Other Important Information—Annual

Financial Highlights and Schedule of Investments 2
Financial Statements 17
Notes to Financial Statements 22
Report of Independent Registered Public Accounting Firm 37
Tax Information 38
Changes In and Disagreements with Accountants 39
Results of Meeting(s) of Shareholders 39
Remuneration Paid to Directors, Officers and Others 39
Board Approval of Management and Subadvisory Agreements 39

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class A
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.37 $2.48 $2.26 $2.72 $2.82
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.12 0.08 0.07 0.05
Net realized and unrealized gains (losses) ........... 0.53 (0.11) 0.23 (0.46) (0.09)
Total from investment operations .................... 0.66 0.01 0.31 (0.39) (0.04)
Less distributions from:
Net investment income .......................... (0.11) (0.05) — — —
Tax return of capital ............................ — (0.07) (0.09) (0.07) (0.06)
Total distributions ............................... (0.11) (0.12) (0.09) (0.07) (0.06)
Net asset value, end of year ....................... $2.92 $2.37 $2.48 $2.26 $2.72
Total return
c
................................... 28.20% 0.44% 13.80% (14.28)% (1.54)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.25% 1.25% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.20% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.20% 1.20%
d
1.20%
d
1.20%
d
Net investment income ........................... 5.00% 4.78% 3.53% 2.80% 1.89%
Supplemental data
Net assets, end of year (000’s) ..................... $185,315 $169,356 $206,734 $210,786 $302,724
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class A1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.38 $2.49 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.12 0.08 0.07 0.05
Net realized and unrealized gains (losses) ........... 0.52 (0.11) 0.23 (0.46) (0.09)
Total from investment operations .................... 0.65 0.01 0.31 (0.39) (0.04)
Less distributions from:
Net investment income .......................... (0.11) (0.05) — — —
Tax return of capital ............................ — (0.07) (0.09) (0.07) (0.06)
Total distributions ............................... (0.11) (0.12) (0.09) (0.07) (0.06)
Net asset value, end of year ....................... $2.92 $2.38 $2.49 $2.27 $2.73
Total return
c
................................... 27.64% 0.44% 13.75% (14.21)% (1.53)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.25% 1.25% 1.32% 1.32% 1.30%
Expenses net of waiver and payments by affiliates ....... 1.20% 1.20% 1.23% 1.20% 1.20%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.20% 1.20% 1.20%
d
1.20%
d
1.20%
d
Net investment income ........................... 5.01% 4.77% 3.53% 2.80% 1.89%
Supplemental data
Net assets, end of year (000’s) ..................... $90,921 $83,609 $104,309 $108,558 $165,287
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class C
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.37 $2.48 $2.26 $2.71 $2.81
Income from investment operations
a
:
Net investment income
b
......................... 0.11 0.10 0.06 0.05 0.03
Net realized and unrealized gains (losses) ........... 0.52 (0.11) 0.23 (0.45) (0.10)
Total from investment operations .................... 0.63 (0.01) 0.29 (0.40) (0.07)
Less distributions from:
Net investment income .......................... (0.09) (0.04) — — —
Tax return of capital ............................ — (0.06) (0.07) (0.05) (0.03)
Total distributions ............................... (0.09) (0.10) (0.07) (0.05) (0.03)
Net asset value, end of year ....................... $2.91 $2.37 $2.48 $2.26 $2.71
Total return
c
................................... 26.78% (0.33)% 12.90% (14.68)% (2.37)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 2.00% 2.00% 2.07% 2.08% 2.04%
Expenses net of waiver and payments by affiliates ....... 1.95% 1.95% 1.98% 1.95% 1.95%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.95% 1.95% 1.95%
d
1.95%
d
1.95%
d
Net investment income ........................... 4.26% 4.02% 2.74% 2.02% 1.12%
Supplemental data
Net assets, end of year (000’s) ..................... $9,453 $9,951 $13,259 $18,904 $39,982
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class C1
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.39 $2.50 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
......................... 0.12 0.11 0.07 0.06 0.04
Net realized and unrealized gains (losses) ........... 0.52 (0.11) 0.24 (0.46) (0.10)
Total from investment operations .................... 0.64 — 0.31 (0.40) (0.06)
Less distributions from:
Net investment income .......................... (0.10) (0.05) — — —
Tax return of capital ............................ — (0.06) (0.08) (0.06) (0.04)
Total distributions ............................... (0.10) (0.11) (0.08) (0.06) (0.04)
Net asset value, end of year ....................... $2.93 $2.39 $2.50 $2.27 $2.73
Total return
c
................................... 27.04% 0.05% 13.71% (14.61)% (2.06)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.65% 1.65% 1.72% 1.72% 1.68%
Expenses net of waiver and payments by affiliates ....... 1.60% 1.60% 1.63% 1.60% 1.60%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.60% 1.60% 1.60%
d
1.60%
d
1.60%
d
Net investment income ........................... 4.63% 4.35% 3.07% 2.39% 1.46%
Supplemental data
Net assets, end of year (000’s) ..................... $920 $1,047 $1,340 $1,876 $3,535
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Total return does not reflect sales commissions or contingent deferred sales charges, if applicable.
d
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class R
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.39 $2.50 $2.27 $2.74 $2.84
Income from investment operations
a
:
Net investment income
b
......................... 0.13 0.11 0.08 0.06 0.05
Net realized and unrealized gains (losses) ........... 0.51 (0.10) 0.23 (0.46) (0.10)
Total from investment operations .................... 0.64 0.01 0.31 (0.40) (0.05)
Less distributions from:
Net investment income .......................... (0.10) (0.06) — — —
Tax return of capital ............................ — (0.06) (0.08) (0.07) (0.05)
Total distributions ............................... (0.10) (0.12) (0.08) (0.07) (0.05)
Net asset value, end of year ....................... $2.93 $2.39 $2.50 $2.27 $2.74
Total return .................................... 27.23% 0.21% 13.92% (14.77)% (1.77)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.50% 1.50% 1.57% 1.58% 1.53%
Expenses net of waiver and payments by affiliates ....... 1.45% 1.45% 1.48% 1.45% 1.44%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 1.45% 1.45% 1.45%
c
1.45%
c
1.44%
c
Net investment income ........................... 4.78% 4.54% 3.30% 2.58% 1.66%
Supplemental data
Net assets, end of year (000’s) ..................... $540 $634 $647 $596 $1,206
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Class R6
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.38 $2.49 $2.27 $2.73 $2.83
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.13 0.09 0.07 0.06
Net realized and unrealized gains (losses) ........... 0.52 (0.11) 0.22 (0.45) (0.09)
Total from investment operations .................... 0.66 0.02 0.31 (0.38) (0.03)
Less distributions from:
Net investment income .......................... (0.12) (0.06) — — —
Tax return of capital ............................ — (0.07) (0.09) (0.08) (0.07)
Total distributions ............................... (0.12) (0.13) (0.09) (0.08) (0.07)
Net asset value, end of year ....................... $2.92 $2.38 $2.49 $2.27 $2.73
Total return .................................... 28.03% 0.79% 14.12% (13.90)% (1.19)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 0.95% 0.95% 1.00% 0.98% 1.01%
Expenses net of waiver and payments by affiliates ....... 0.88% 0.88% 0.92% 0.90% 0.86%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.88% 0.88% 0.89%
c
0.90%
c
0.86%
c
Net investment income ........................... 5.31% 5.15% 3.86% 3.10% 2.23%
Supplemental data
Net assets, end of year (000’s) ..................... $3,362 $2,953 $3,541 $2,388 $3,227
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Financial Highlights
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a
Year Ended December 31,
2025 2024 2023 2022 2021
*
Advisor Class
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $2.39 $2.50 $2.27 $2.74 $2.84
Income from investment operations
a
:
Net investment income
b
......................... 0.14 0.13 0.09 0.07 0.06
Net realized and unrealized gains (losses) ........... 0.52 (0.11) 0.23 (0.46) (0.09)
Total from investment operations .................... 0.66 0.02 0.32 (0.39) (0.03)
Less distributions from:
Net investment income .......................... (0.12) (0.06) — — —
Tax return of capital ............................ — (0.07) (0.09) (0.08) (0.07)
Total distributions ............................... (0.12) (0.13) (0.09) (0.08) (0.07)
Net asset value, end of year ....................... $2.93 $2.39 $2.50 $2.27 $2.74
Total return .................................... 27.84% 0.70% 14.48% (14.32)% (1.28)%
Ratios to average net assets
Expenses before waiver and payments by affiliates and
expense reduction ............................... 1.00% 1.00% 1.07% 1.07% 1.05%
Expenses net of waiver and payments by affiliates ....... 0.95% 0.95% 0.98% 0.95% 0.95%
Expenses net of waiver and payments by affiliates and
expense reduction ............................... 0.95% 0.95% 0.95%
c
0.95%
c
0.95%
c
Net investment income ........................... 5.25% 5.03% 3.77% 3.04% 2.14%
Supplemental data
Net assets, end of year (000’s) ..................... $27,143 $24,152 $29,498 $32,777 $57,537
Portfolio turnover rate ............................ 50.24% 43.31% 61.11% 56.93% 52.63%
*
Includes the consolidated operations of FT Holdings Corporation IV from January 1, 2021 through April 27, 2021.
a
The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund’s shares in relation to income earned and/or fluctuating fair value of the investments of the Fund.
b
Based on average daily shares outstanding.
c
Benefit of expense reduction rounds to less than 0.01%.

Templeton Global Investment Trust
Schedule of Investments, December 31, 2025
Templeton Global Dynamic Income Fund
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

.
a a Industry Shares a Value
a
Common Stocks 42.4%
China 0.6%
Lenovo Group Ltd. ............... Technology Hardware, Storage & Peripherals 1,652,000 $ 1,964,551
France 1.6%
BNP Paribas SA ................. Banks 53,058 5,019,661
Germany 5.3%
Daimler Truck Holding AG .......... Machinery 100,824 4,366,944
Deutsche Post AG ................ Air Freight & Logistics 83,623 4,559,603
Fresenius Medical Care AG ......... Health Care Providers & Services 78,885 3,767,987
Siemens AG .................... Industrial Conglomerates 15,025 4,208,151
16,902,685
Hong Kong 0.7%
Link REIT ...................... Retail REITs 473,100 2,112,402
Japan 5.7%
Mitsubishi Electric Corp. ........... Electrical Equipment 165,200 4,816,713
SoftBank Corp. .................. Wireless Telecommunication Services 2,197,800 3,017,487
Sumitomo Mitsui Financial Group, Inc. . Banks 152,200 4,894,967
Tokyo Electron Ltd. ............... Semiconductors & Semiconductor Equipment 23,700 5,278,639
18,007,806
Netherlands 2.8%
ING Groep NV .................. Banks 197,939 5,563,716
SBM Offshore NV ................ Energy Equipment & Services 112,783 3,245,001
8,808,717
South Korea 1.7%
Samsung Electronics Co. Ltd. ....... Technology Hardware, Storage & Peripherals 66,773 5,596,572
Taiwan 2.2%
Taiwan Semiconductor Manufacturing
Co. Ltd. ...................... Semiconductors & Semiconductor Equipment 145,300 7,142,554
United Kingdom 7.3%
AstraZeneca plc ................. Pharmaceuticals 26,183 4,845,409
Barratt Redrow plc ............... Household Durables 499,696 2,567,033
HSBC Holdings plc , ADR .......... Banks 60,700 4,775,269
Imperial Brands plc ............... Tobacco 143,232 6,014,337
Lloyds Banking Group plc .......... Banks 3,759,176 4,972,316
23,174,364
United States 14.5%
Alphabet, Inc. , A ................. Interactive Media & Services 18,164 5,685,332
BP plc ......................... Oil, Gas & Consumable Fuels 1,140,471 6,651,186
Cisco Systems, Inc. .............. Communications Equipment 60,464 4,657,542
CVS Health Corp. ................ Health Care Providers & Services 59,684 4,736,522
Dell Technologies, Inc. , C .......... Technology Hardware, Storage & Peripherals 27,477 3,458,805
Delta Air Lines, Inc. ............... Passenger Airlines 29,656 2,058,126
KeyCorp ....................... Banks 359,201 7,413,909
PNC Financial Services Group, Inc.
(The) ........................ Banks 20,141 4,204,031
Shell plc ....................... Oil, Gas & Consumable Fuels 114,373 4,236,840
Target Corp. .................... Consumer Staples Distribution & Retail 30,895 3,019,986
46,122,279
Total Common Stocks (Cost $ 90,981,621 ) ......................................
134,851,591

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry Shares a Value
a
a
Equity-Linked Securities 12.2%
Germany 1.0%
b
BNP Paribas Issuance BV into adidas
AG , 144A, 8.11% , 10/21/26 ....... Textiles, Apparel & Luxury Goods 18,639 $ 3,240,804
United States 11.2%
b
BNP Paribas Issuance BV into CNH
Industrial NV , 144A, 8.18% , 9/01/26 . Machinery 352,379 3,350,101
b
Goldman Sachs Bank USA Holdings
LLC into DuPont de Nemours, Inc. ,
144A, 9.29% , 9/01/26 ............ Chemicals 56,702 4,335,698
b
Goldman Sachs Bank USA Holdings
LLC into UnitedHealth Group, Inc. ,
144A, 17.4% , 9/01/26 ............ Health Care Providers & Services 13,809 4,345,003
b
Goldman Sachs Bank USA into Hewlett
Packard Enterprise Co. , 144A, 9.63% ,
9/01/26 ...................... Technology Hardware, Storage & Peripherals 194,160 4,464,768
b
Royal Bank of Canada into BlackLine,
Inc. , 144A, 11.85% , 10/21/26 ...... Software 28,290 3,183,292
b
Royal Bank of Canada into Fidelity
National Information Services, Inc. ,
144A, 7.71% , 2/03/26 ............ Financial Services 51,754 3,524,718
b
Royal Bank of Canada into Freeport-
McMoRan, Inc. , 144A, 16.79% ,
2/03/26 ...................... Metals & Mining 109,221 4,217,947
b
Royal Bank of Canada into Zimmer
Biomet Holdings, Inc. , 144A, 6.41% ,
2/03/26 ...................... Health Care Equipment & Supplies 36,631 3,357,894
b
Wells Fargo Bank NA into HCA
Healthcare, Inc. , 144A, 8.77% ,
2/04/26 ...................... Health Care Providers & Services 13,000 4,594,495
35,373,916
Total Equity-Linked Securities (Cost $ 40,302,420 ) ...............................
38,614,720
Principal
Amount
*
a a a a a
Corporate Bonds 0.0%
South Africa 0.0%
b ,c ,d
K2016470219 South Africa Ltd. ,
Senior Secured Note , 144A, 3% ,
12/31/22 ..................... Broadline Retail 2,851,217 —
Senior Secured Note , 144A, 8% ,
12/31/22 ..................... Broadline Retail 2,929,327 EUR —
b ,c ,d
K2016470260 South Africa Ltd. , Senior
Secured Note , 144A, 25% , 12/31/22 . Broadline Retail 1,782,466 —
—
Total Corporate Bonds (Cost $ 4,389,520 ) .......................................
—
a a Industry
Principal
Amount
*
a Value
Foreign Government and Agency Securities 35.8%
Brazil 1.8%
Brazil Notas do Tesouro Nacional ,
10% , 1/01/31 .................. 14,437,000 BRL 2,323,775
10% , 1/01/33 .................. 22,573,000 BRL 3,488,208
5,811,983

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Cameroon 0.9%
b
Cameroon Government Bond , Senior
Bond , 144A, 5.95% , 7/07/32 ....... 2,890,000 EUR $ 2,878,574
Colombia 3.7%
Colombia Titulos de Tesoreria ,
B , 7% , 3/26/31 ................. 5,042,200,000 COP 1,043,930
B , 13.25% , 2/09/33 ............. 3,803,300,000 COP 1,014,997
B , 7.25% , 10/18/34 ............. 6,802,000,000 COP 1,281,710
B , 6.25% , 7/09/36 .............. 15,617,200,000 COP 2,575,740
B , 9.25% , 5/28/42 .............. 29,016,500,000 COP 5,737,261
11,653,638
Dominican Republic 1.6%
b
Dominican Republic Government Bond ,
Senior Bond , 144A, 5.3% , 1/21/41 .. 2,030,000 1,844,255
Senior Bond , 144A, 6.4% , 6/05/49 .. 760,000 756,276
Senior Bond , 144A, 5.875% , 1/30/60 2,634,000 2,354,401
4,954,932
Ecuador 1.7%
b
Ecuador Government Bond , Senior
Bond , 144A, 6.9% , 7/31/35 ........ 5,935,000 5,249,507
Egypt 1.1%
Egypt Government Bond ,
25.151% , 4/16/27 ............... 101,600,000 EGP 2,161,477
b
Senior Bond , 144A, 8.75% , 9/30/51 . 1,030,000 1,033,491
b
Senior Bond , 144A, 7.5% , 2/16/61 .. 510,000 445,237
3,640,205
El Salvador 0.0%
†
b
El Salvador Government Bond , Senior
Bond , 144A, 7.65% , 6/15/35 ....... 25,000 26,050
Gabon 1.1%
b
Gabon Government Bond ,
Senior Bond , 144A, 6.625% , 2/06/31 2,520,000 1,961,217
Senior Bond , 144A, 7% , 11/24/31 ... 2,160,000 1,652,859
3,614,076
Ghana 0.8%
Ghana Government Bond ,
8.35% , 2/16/27 ................ 2,732,549 GHS 245,727
8.5% , 2/15/28 ................. 2,551,803 GHS 218,903
8.65% , 2/13/29 ................ 3,547,677 GHS 289,105
8.95% , 2/11/31 ................. 297,004 GHS 22,389
9.1% , 2/10/32 ................. 3,568,500 GHS 259,458
9.25% , 2/08/33 ................ 2,704,262 GHS 190,270
9.4% , 2/07/34 ................. 1,537,749 GHS 105,305
9.55% , 2/06/35 ................ 1,762,443 GHS 117,881
9.7% , 2/05/36 ................. 1,935,421 GHS 128,204
9.85% , 2/03/37 ................ 1,515,847 GHS 99,809
10% , 2/02/38 .................. 1,892,077 GHS 124,206
b
Senior Bond , 144A, 5% , 7/03/35 .... 290,000 266,033
b
Senior Bond , 144A, 1.5% , 1/03/37 .. 910,000 511,431
2,578,721

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Greece 0.4%
b
Greece Government Bond ,
Senior Bond , 144A, Reg S, 4.25% ,
6/15/33 ...................... 514,000 EUR $ 646,931
Senior Bond , 144A, Reg S, 3.375% ,
6/15/34 ...................... 580,000 EUR 685,478
1,332,409
India 4.3%
India Government Bond ,
Senior Bond , 7.26% , 8/22/32 ...... 664,300,000 INR 7,655,428
Senior Bond , 7.18% , 8/14/33 ...... 221,200,000 INR 2,541,718
Senior Note , 7.1% , 4/18/29 ....... 314,770,000 INR 3,613,327
13,810,473
Ivory Coast 0.6%
b
Ivory Coast Government Bond ,
Senior Bond , 144A, 6.875% , 10/17/40 957,000 EUR 1,101,790
Senior Bond , 144A, 6.625% , 3/22/48 650,000 EUR 692,007
1,793,797
Kazakhstan 3.0%
Kazakhstan MEOKAM ,
10.67% , 1/21/26 ................ 159,600,000 KZT 313,645
15.35% , 11/18/27 ............... 27,100,000 KZT 52,386
Kazakhstan MEUKAM ,
9% , 7/03/27 ................... 365,400,000 KZT 651,572
10.4% , 4/12/28 ................ 225,400,000 KZT 396,063
15.3% , 3/03/29 ................ 833,280,000 KZT 1,607,993
10.55% , 7/28/29 ................ 54,200,000 KZT 91,695
11% , 2/04/30 .................. 127,900,000 KZT 216,826
12% , 3/07/30 .................. 265,690,000 KZT 464,214
12% , 2/22/31 .................. 354,290,000 KZT 610,812
10.3% , 3/17/31 ................ 1,747,020,000 KZT 2,810,627
14% , 5/12/31 .................. 215,190,000 KZT 398,696
Senior Bond , 5% , 4/18/28 ........ 207,450,000 KZT 325,255
Senior Bond , 5.5% , 9/20/28 ....... 388,700,000 KZT 595,684
Senior Bond , 7.68% , 8/13/29 ...... 564,500,000 KZT 871,908
9,407,376
Kenya 2.2%
b
Kenya Government Bond , Senior Note ,
144A, 9.75% , 2/16/31 ............ 6,490,000 7,103,639
Laos 0.9%
b
Laos Government Bond , Senior Note ,
144A, 11.25% , 11/12/30 .......... 2,750,000 2,794,687
Nigeria 0.7%
b
Nigeria Government Bond , Senior Bond ,
144A, 10.375% , 12/09/34 ......... 1,860,000 2,210,595
Panama 1.5%
Panama Government Bond ,
Senior Bond , 6.4% , 2/14/35 ....... 590,000 623,689
Senior Bond , 6.7% , 1/26/36 ....... 2,650,000 2,857,627

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Panama (continued)
Panama Government Bond, (continued)
Senior Bond , 6.875% , 1/31/36 ..... 1,150,000 $ 1,253,759
4,735,075
Rwanda 1.4%
b
Rwanda Government Bond , Senior
Bond , 144A, 5.5% , 8/09/31 ........ 4,800,000 4,467,942
South Africa 4.7%
South Africa Government Bond ,
8.875% , 2/28/35 ................ 79,410,000 ZAR 4,996,525
8.5% , 1/31/37 ................. 16,984,000 ZAR 1,017,261
9% , 1/31/40 ................... 47,450,000 ZAR 2,873,094
8.75% , 1/31/44 ................ 102,089,300 ZAR 5,902,243
14,789,123
Spain 0.7%
b
Spain Bonos Y Oblig del Estado , Senior
Bond , 144A, Reg S, 3.15% , 4/30/35 . 1,845,000 EUR 2,153,800
Supranational 0.4%
b,e
European Investment Bank , Senior
Note , 144A, 6.25% , 7/11/30 ....... 80,300,000 INR 874,545
e
International Bank for Reconstruction
& Development , Senior Note , 6.89% ,
2/06/30 ...................... 34,500,000 INR 387,801
1,262,346
Uruguay 2.3%
f
Uruguay Government Bond ,
Index Linked, Senior Bond , 3.7% ,
6/26/37 ...................... 52,050,044 UYU 1,408,570
Index Linked, Senior Bond , 3.875% ,
7/02/40 ...................... 216,907,919 UYU 6,023,141
7,431,711
Total Foreign Government and Agency Securities (Cost $ 109,223,179 ) ............
113,700,659
Shares
Escrows and Litigation Trusts 0.0%
†
c,g
K2016470219 South Africa Ltd., Escrow
Account ...................... 168,113 2,676
Total Escrows and Litigation Trusts (Cost $ – ) ...................................
2,676
Total Long Term Investments (Cost $ 244,896,740 ) ...............................
287,169,646
Short Term Investments 6.4%
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities 4.9%
Egypt 4.9%
h
Egypt Treasury Bills ,
1 .96% , 1/06/26 ................ 87,575,000 EGP 1,835,355

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments
(continued)
a a
Industry
Principal
Amount
*
a Value
a a a a a a
Foreign Government and Agency Securities
(continued)
Egypt (continued)
h
Egypt Treasury Bills, (continued)
23 .16% , 3/10/26 ................ 74,375,000 EGP $ 1,492,957
23 .33% , 3/17/26 ................ 49,525,000 EGP 989,532
23 .46% , 3/24/26 ................ 69,200,000 EGP 1,376,287
22 .45% , 3/31/26 ................ 17,750,000 EGP 352,346
23 .55% , 4/07/26 ................ 91,550,000 EGP 1,804,763
22 .69% , 4/14/26 ................ 61,225,000 EGP 1,204,595
23 .63% , 6/16/26 ................ 105,350,000 EGP 1,990,419
23 .7% , 6/23/26 ................ 32,325,000 EGP 608,034
23 .76% , 6/30/26 ................ 77,325,000 EGP 1,448,089
23 .77% , 7/07/26 ................ 96,425,000 EGP 1,798,266
23 .23% , 8/18/26 ................ 16,250,000 EGP 296,651
23 .2% , 10/13/26 ................ 34,150,000 EGP 604,498
15,801,792
Total Foreign Government and Agency Securities (Cost $ 15,401,794 ) ..............
15,801,792
Shares
Money Market Funds 1.5%
United States 1.5%
i,j
Franklin Institutional U.S. Government
Money Market Fund , 3.681% ...... 4,620,051 4,620,051
Total Money Market Funds (Cost $ 4,620,051 ) ...................................
4,620,051
a a a a a
Total Short Term Investments (Cost $ 20,021,845 ) ................................
20,421,843
a a a
Total Investments (Cost $ 264,918,585 ) 96.8% ...................................
$307,591,489
Other Assets, less Liabilities 3.2% .............................................
10,061,800
Net Assets 100.0% ...........................................................
$317,653,289
a a a
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
See Note 1(c) regarding equity-linked securities.
b
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At December 31, 2025, the aggregate value of these securities was $80,325,465, representing 25.3% of net assets.
c
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
d
Defaulted security or security for which income has been deemed uncollectible. See Note 6.
e
A supranational organization is an entity formed by two or more central governments through international treaties.
f
Principal amount of security, redemption price at maturity, and/or coupon payments are adjusted for inflation. See Note 1(g).
g
Non-income producing.
h
The rate shown represents the yield at period end.
i
See Note 3(f) regarding investments in affiliated management investment companies.
j
The rate shown is the annualized seven-day effective yield at period end.

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At December 31, 2025 , the Fund had the following forward exchange contracts outstanding. See Note 1 ( d ).
Forward Exchange Contracts
Currency
Counter-
party
a
Type Quantity
Contract
Amount *
Settlement
Date
Unrealized
Appreciation
Unrealized
Depreciation
a a a a a a a a
OTC Forward Exchange Contracts
Brazilian Real ...... JPHQ Buy 41,631,946 7,609,637 1/05/26 $ — $ (12,220)
Brazilian Real ...... JPHQ Sell 41,631,946 7,468,953 1/05/26 — (128,464)
Norwegian Krone ... MSCO Buy 18,480,000 1,855,312 1/12/26 — (21,785)
Chinese Yuan ...... HSBK Sell 23,329,346 3,313,592 1/16/26 — (33,097)
Euro ............. BZWS Buy 1,106,822 1,287,532 1/16/26 13,895 —
Euro ............. BZWS Sell 1,106,822 1,288,435 1/16/26 — (12,991)
Euro ............. JPHQ Buy 2,447,000 2,846,486 1/16/26 30,752 —
Euro ............. JPHQ Sell 2,447,000 2,850,740 1/16/26 — (26,497)
Australian Dollar .... DBAB Buy 2,688,000 1,783,992 1/22/26 10,040 —
Australian Dollar .... MSCO Buy 6,160,000 4,085,189 1/22/26 26,134 —
Chilean Peso ...... HSBK Buy 902,400,000 948,088 1/26/26 54,710 —
Chinese Yuan ...... MSCO Sell 48,270,000 6,834,671 1/26/26 — (94,265)
Malaysian Ringgit ... GSCO Buy 40,100,000 9,504,622 1/26/26 391,835 —
Brazilian Real ...... JPHQ Buy 15,490,000 2,826,024 2/03/26 — (21,256)
Japanese Yen ...... JPHQ Buy 251,863,750 1,737,099 2/13/26 — (123,572)
Chinese Yuan ...... CITI Sell 13,895,094 1,957,497 2/24/26 — (40,424)
Chinese Yuan ...... DBAB Sell 39,063,392 5,540,093 2/24/26 — (76,677)
Australian Dollar .... JPHQ Buy 1,807,000 1,164,910 2/25/26 41,171 —
Chilean Peso ...... JPHQ Buy 1,185,600,000 1,266,139 2/27/26 51,992 —
Mexican Peso ...... BNDP Buy 35,665,397 1,884,067 2/27/26 86,378 —
Mexican Peso ...... HSBK Buy 74,697,516 3,946,236 2/27/26 180,660 —
Chilean Peso ...... HSBK Buy 981,900,000 1,060,963 3/11/26 30,675 —
Chinese Yuan ...... CITI Sell 13,826,173 1,959,269 3/17/26 — (31,171)
Japanese Yen ...... HSBK Buy 88,900,000 614,206 3/17/26 — (43,168)
Japanese Yen ...... MSCO Buy 79,300,000 547,964 3/17/26 — (38,590)
Malaysian Ringgit ... GSCO Buy 37,580,000 9,160,268 3/18/26 135,042 —
South Korean Won .. DBAB Buy 13,402,810,000 9,161,183 3/18/26 144,455 —
South Korean Won .. HSBK Buy 8,765,980,000 5,990,269 3/18/26 95,995 —
Chilean Peso ...... HSBK Buy 798,100,000 870,110 3/19/26 17,165 —
Mexican Peso ...... CITI Buy 132,090,000 7,048,183 3/24/26 230,660 —
Chinese Yuan ...... HSBK Sell 44,700,000 6,340,965 3/30/26 — (99,227)
Brazilian Real ...... JPHQ Buy 41,631,946 7,308,017 4/02/26 131,858 —
Japanese Yen ...... BNDP Buy 239,887,530 1,606,533 4/16/26 — (61,702)
Japanese Yen ...... BOFA Buy 1,149,710,460 7,699,770 4/16/26 — (295,849)
Japanese Yen ...... DBAB Buy 1,334,818,260 8,947,942 4/16/26 — (351,961)
Euro ............. DBAB Sell 1,303,082 15,490,000 NOK 5/12/26 — (4,864)
Norwegian Krone ... DBAB Buy 25,371,000 2,490,747 5/12/26 24,256 —
Chinese Yuan ...... JPHQ Sell 11,046,180 1,569,907 5/21/26 — (26,040)
Mexican Peso ...... BNDP Buy 12,961,169 696,111 6/10/26 12,235 —
Mexican Peso ...... HSBK Buy 40,807,000 2,191,945 6/10/26 38,214 —
Euro ............. JPHQ Buy 1,186,000 1,408,445 6/18/26 — (4,256)
Total Forward Exchange Contracts ................................................... $1,748,122 $(1,548,076)
Net unrealized appreciation (depreciation) ............................................ $200,046
*
In U.S. dollars unless otherwise indicated.
a
May be comprised of multiple contracts with the same counterparty, currency and settlement date.

Templeton Global Investment Trust
Schedule of Investments
Templeton Global Dynamic Income Fund
(continued)
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

At December 31, 2025 , the Fund had the following interest rate swap contracts outstanding. See Note 1 ( d ).
Interest Rate Swap Contracts
Description
Payment
Frequency
Maturity
Date
Notional
Amount * Value
Upfront
Payments
(Receipts)
Unrealized
Appreciation
(Depreciation)
aa aa aa aa
Centrally Cleared Swap Contracts
Receive Fixed 11.38% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 14,834,940 BRL $ (144,102) $ — $ (144,102)
Receive Fixed 11.5% .. At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 15,606,306 BRL (143,164) — (143,164)
Receive Fixed 14.768% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/04/27 120,684 BRL 233 — 233
Receive Fixed 11.342% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 6,749,967 BRL (104,051) — (104,051)
Receive Fixed 14.792% At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 15,155,685 BRL 157,798 — 157,798
Receive Fixed 15.09% . At Maturity
Pay Floating 1-day BRL
CDI .............. At Maturity 1/02/29 4,466,348 BRL 56,922 — 56,922
Receive Fixed 3.452% . Annual
Pay Floating 1-day
SOFR ............ Annual 11/07/30 2,800,000 (2,664) — (2,664)
Receive Fixed 8.87% .. Monthly
Pay Floating 1-day
TIIEOIS .......... Monthly 11/14/31 153,090,000 MXN 428,150 — 428,150
Total Interest Rate Swap Contracts ................................. $249,122 $ — $249,122
*
In U.S. dollars unless otherwise indicated.
See Note  8  regarding other derivative information.
See Abbreviations on page 36 .

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Dynamic
Income Fund
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $260,298,534
Cost - Non-controlled affiliates (Note 3 f ) ........................................................ 4,620,051
Value - Unaffiliated issuers .................................................................. $302,971,438
Value - Non-controlled affiliates (Note 3 f ) ........................................................ 4,620,051
Cash .................................................................................... 822,312
Receivables:
Capital shares sold ........................................................................ 301,343
Dividends and interest ..................................................................... 4,474,952
European Union tax reclaims (Note 1 f ) ......................................................... 6,915,950
Deposits with brokers for:
OTC derivative contracts .................................................................. 740,000
Centrally cleared swap contracts ............................................................ 699,507
Unrealized appreciation on OTC forward exchange contracts .......................................... 1,748,122
Deferred tax benefit ......................................................................... 111,553
Total assets .......................................................................... 323,405,228
Liabilities:
Payables:
Capital shares redeemed ................................................................... 143,783
Management fees ......................................................................... 168,064
Distribution fees .......................................................................... 67,080
Transfer agent fees ........................................................................ 91,654
Trustees' fees and expenses ................................................................. 156
IRS closing agreement payments for European Union tax reclaims (Note 1 f ) ............................. 2,437,008
Variation margin on centrally cleared swap contracts ............................................... 111
Deposits from brokers for:
OTC derivative contracts .................................................................. 820,000
Unrealized depreciation on OTC forward exchange contracts .......................................... 1,548,076
Deferred taxes on unrealized appreciation ........................................................ 295,555
Accrued expenses and other liabilities ........................................................... 180,452
Total liabilities ......................................................................... 5,751,939
Net assets, at value ................................................................. $317,653,289
Net assets consist of:
Paid-in capital ............................................................................. $398,368,598
Total distributable earnings (losses) ............................................................. (80,715,309)
Net assets, at value ................................................................. $317,653,289

Templeton Global Investment Trust
Financial Statements
Statement of Assets and Liabilities
(continued)
December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Dynamic
Income Fund
Class A:
Net assets, at value ....................................................................... $185,314,671
Shares outstanding ........................................................................ 63,541,273
Net asset value per share
a ,b
.................................................................. $2.92
Maximum offering price per share (net asset value per share ÷ 94 .50% )
b
................................ $3.09
Class A1:
Net assets, at value ....................................................................... $90,920,839
Shares outstanding ........................................................................ 31,107,253
Net asset value per share
a ,b
.................................................................. $2.92
Maximum offering price per share (net asset value per share ÷ 96 .25% )
b
................................ $3.03
Class C:
Net assets, at value ....................................................................... $9,453,495
Shares outstanding ........................................................................ 3,246,897
Net asset value and maximum offering price per share
a ,b
............................................ $2.91
Class C1:
Net assets, at value ....................................................................... $919,929
Shares outstanding ........................................................................ 313,942
Net asset value and maximum offering price per share
a ,b
............................................ $2.93
Class R:
Net assets, at value ....................................................................... $539,659
Shares outstanding ........................................................................ 184,111
Net asset value and maximum offering price per share
b
............................................. $2.93
Class R6:
Net assets, at value ....................................................................... $3,362,169
Shares outstanding ........................................................................ 1,150,647
Net asset value and maximum offering price per share
b
............................................. $2.92
Advisor Class:
Net assets, at value ....................................................................... $27,142,527
Shares outstanding ........................................................................ 9,250,102
Net asset value and maximum offering price per share
b
............................................. $2.93
a
Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.
b
Net asset value per share may not recalculate due to rounding.

Templeton Global Investment Trust
Financial Statements
Statement of Operations
for the year ended December 31, 2025
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton
Global Dynamic
Income Fund
Investment income:
Dividends: (net of foreign taxes of $304,722)
Unaffiliated issuers ........................................................................ $4,495,794
Non-controlled affiliates (Note 3 f ) ............................................................. 343,543
Interest: (net of foreign taxes of $628,074)
Unaffiliated issuers ........................................................................ 13,816,807
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... (41,759)
Non-controlled affiliates (Note 3 f ) ............................................................. 56,880
Other income (Note 1 f ) ....................................................................... 170,316
Less: IRS closing agreement payments for European Union tax reclaims (Note 1 f ) .......................... (4,619)
Total investment income ................................................................... 18,836,962
Expenses:
Management fees (Note 3 a ) ................................................................... 2,200,953
Distribution fees: (Note 3c )
Class A ................................................................................ 443,120
Class A1 ............................................................................... 216,736
Class C ................................................................................ 95,930
Class C1 ............................................................................... 6,813
Class R ................................................................................ 3,308
Transfer agent fees: (Note 3e )
Class A ................................................................................ 249,127
Class A1 ............................................................................... 121,877
Class C ................................................................................ 13,494
Class C1 ............................................................................... 1,472
Class R ................................................................................ 927
Class R6 ............................................................................... 2,696
Advisor Class ............................................................................ 35,521
Custodian fees ............................................................................ 10,530
Reports to shareholders fees .................................................................. 37,236
Registration and filing fees .................................................................... 125,014
Professional fees ........................................................................... 157,850
Trustees' fees and expenses .................................................................. 39,814
Other .................................................................................... 44,807
Total expenses ......................................................................... 3,807,225
Expenses waived/paid by affiliates (Note 3 f and 3 g ) .............................................. (159,433)
Net expenses ......................................................................... 3,647,792
Net investment income ................................................................ 15,189,170

Templeton Global Investment Trust
Financial Statements
Statement of Operations
(continued)
for the year ended December 31, 2025
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Templeton
Global Dynamic
Income Fund
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments: (net of foreign taxes of $673,850)
Unaffiliated issuers ...................................................................... 22,848,668
Foreign currency transactions ................................................................ (314,946)
Forward exchange contracts ................................................................. 2,034,599
Swap contracts ........................................................................... 41,103
Net realized gain (loss) .................................................................. 24,609,424
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... 29,004,518
Translation of other assets and liabilities denominated in foreign currencies .............................. 1,192,031
Forward exchange contracts ................................................................. 3,295,540
Swap contracts ........................................................................... 949,364
Change in deferred taxes on unrealized appreciation ............................................... 135,118
Net change in unrealized appreciation (depreciation) ............................................ 34,576,571
Net realized and unrealized gain (loss) ............................................................ 59,185,995
Net increase (decrease) in net assets resulting from operations .......................................... $74,375,165

Templeton Global Investment Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Templeton Global Dynamic Income Fund
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $15,189,170 $15,716,289
Net realized gain (loss) ................................................. 24,609,424 (9,709,006)
Net change in unrealized appreciation (depreciation) ........................... 34,576,571 (3,719,204)
Net increase (decrease) in net assets resulting from operations ................ 74,375,165 2,288,079
Distributions to shareholders:
Class A ............................................................. (7,156,555) (4,237,679)
Class A1 ............................................................ (3,477,250) (2,105,023)
Class C ............................................................. (301,833) (212,796)
Class C1 ............................................................ (36,760) (23,425)
Class R ............................................................. (24,604) (13,918)
Class R6 ............................................................ (135,782) (82,913)
Advisor Class ........................................................ (1,090,069) (642,219)
Distributions to shareholders from tax return of capital:
Class A ............................................................. — (4,989,083)
Class A1 ............................................................ — (2,478,274)
Class C ............................................................. — (250,528)
Class C1 ............................................................ — (27,579)
Class R ............................................................. — (16,386)
Class R6 ............................................................ — (97,614)
Advisor Class ........................................................ — (756,095)
Total distributions to shareholders .......................................... (12,222,853) (15,933,532)
Capital share transactions: (Note 2 )
Class A ............................................................. (20,342,413) (29,474,893)
Class A1 ............................................................ (10,433,633) (16,791,886)
Class C ............................................................. (2,477,364) (2,829,676)
Class C1 ............................................................ (339,287) (240,906)
Class R ............................................................. (231,222) 16,097
Class R6 ............................................................ (212,226) (432,082)
Advisor Class ........................................................ (2,165,305) (4,226,008)
Total capital share transactions ............................................ (36,201,450) (53,979,354)
Net increase (decrease) in net assets ................................... 25,950,862 (67,624,807)
Net assets:
Beginning of year ....................................................... 291,702,427 359,327,234
End of year ........................................................... $317,653,289 $291,702,427

Templeton Global Investment Trust
Notes to Financial Statements
Templeton Global Dynamic Income Fund

franklintempleton.com
Annual Report
1. Organization and Significant Accounting Policies
Templeton Global Investment Trust (Trust) is registered
under the Investment Company Act of 1940 (1940 Act)
as an open-end management investment company,
consisting of three separate funds. The Trust follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies
(ASC 946) and applies the specialized accounting and
reporting guidance in U.S. Generally Accepted Accounting
Principles (U.S. GAAP), including, but not limited to, ASC
946. Templeton Global Dynamic Income Fund (Fund) is
included in this report. The Fund offers seven classes of
shares: Class A, Class A1, Class C, Class C1, Class R,
Class R6 and Advisor Class. Class C and Class C1 shares
automatically convert to Class A shares on a monthly basis,
after they have been held for 8 years. Each class of shares
may differ by its initial sales load, contingent deferred sales charges, voting rights on matters affecting a single class, its exchange privilege and fees due to differing arrangements
for distribution and transfer agent fees.
Effective October 1, 2025, Templeton Global Balanced Fund
was renamed Templeton Global Dynamic Income Fund.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier. Under compliance
policies and procedures approved by the Trust's Board of
Trustees (the Board), the Board has designated the Fund’s
investment manager as the valuation designee and has
responsibility for oversight of valuation. The investment
manager is assisted by the Fund’s administrator in
performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV.
Certain derivative financial instruments are centrally cleared or trade in the OTC market. The Fund's pricing services
use various techniques including industry standard option
pricing models and proprietary discounted cash flow models
to determine the fair value of those instruments. The Fund's net benefit or obligation under the derivative contract, as
measured by the fair value of the contract, is included in net assets.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time. At
December 31, 2025, certain securities may have been fair
valued using these procedures, in which case the securities
were categorized as Level 2 within the fair value hierarchy
(referred to as “market level fair value”). See the Fair Value
Measurements note for more information.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Equity-Linked Securities
The Fund invests in equity-linked securities. Equity-linked
securities are hybrid financial instruments that generally
combine both debt and equity characteristics into a single
note form. Income received from equity-linked securities is
recorded as realized gains in the Statement of Operations
and may be based on the performance of an underlying
equity security, an equity index, or an option position.
The risks of investing in equity-linked securities include
unfavorable price movements in the underlying security and
the credit risk of the issuing financial institution. There may
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
be no guarantee of a return of principal with equity-linked
securities and the appreciation potential may be limited.
Equity-linked securities may be more volatile and less liquid than other investments held by the Fund.
d. Derivative Financial Instruments
The Fund invested in derivative financial instruments in
order to manage risk or gain exposure to various other
investments or markets. Derivatives are financial contracts
based on an underlying or notional amount, require no
initial investment or an initial net investment that is smaller than would normally be required to have a similar response
to changes in market factors, and require or permit net
settlement. Derivatives contain various risks including
the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and/or the potential for market movements which expose the Fund to gains or losses in
excess of the amounts shown in the Statement of Assets
and Liabilities. Realized gain and loss and unrealized
appreciation and depreciation on these contracts for the
period are included in the Statement of Operations.
Derivative counterparty credit risk is managed through a
formal evaluation of the creditworthiness of all potential
counterparties. The Fund attempts to reduce its exposure
to counterparty credit risk on OTC derivatives, whenever
possible, by entering into International Swaps and
Derivatives Association (ISDA) master agreements
with certain counterparties. These agreements contain
various provisions, including but not limited to collateral
requirements, events of default, or early termination.
Termination events applicable to the counterparty include
certain deteriorations in the credit quality of the counterparty.
Termination events applicable to the Fund include failure
of the Fund to maintain certain net asset levels and/or limit the decline in net assets over various periods of time. In
the event of default or early termination, the ISDA master
agreement gives the non-defaulting party the right to net
and close-out all transactions traded, whether or not arising under the ISDA agreement, to one net amount payable by
one counterparty to the other. However, absent an event
of default or early termination, OTC derivative assets
and liabilities are presented gross and not offset in the
Statement of Assets and Liabilities. Early termination by the counterparty may result in an immediate payment by the
Fund of any net liability owed to that counterparty under the
ISDA agreement.
Collateral requirements differ by type of derivative. Collateral or initial margin requirements are set by the broker or
exchange clearing house for exchange traded and centrally
cleared derivatives. Initial margin deposited is held at the exchange or at the broker and can be in the form of cash
and/or securities. For OTC derivatives traded under an
ISDA master agreement, posting of collateral is required by
either the Fund or the applicable counterparty if the total
net exposure of all OTC derivatives with the applicable
counterparty exceeds the minimum transfer amount, which
typically ranges from $100,000 to $250,000, and can vary
depending on the counterparty and the type of agreement.
Generally, collateral is determined at the close of Fund
business each day and any additional collateral required
due to changes in derivative values may be delivered by the
Fund or the counterparty the next business day, or within a
few business days. Collateral pledged and/or received by
the Fund for OTC derivatives, if any, is held in segregated
accounts with the Fund's custodian/counterparty broker and
can be in the form of cash and/or securities. Unrestricted
cash may be invested according to the Fund's investment
objectives. To the extent that the amounts due to the Fund
from its counterparties are not subject to collateralization or are not fully collateralized, the Fund bears the risk of loss from counterparty non-performance.
The Fund entered into OTC forward exchange contracts
primarily to manage and/or gain exposure to certain foreign
currencies. A forward exchange contract is an agreement
between the Fund and a counterparty to buy or sell a foreign currency at a specific exchange rate on a future date.
Forward exchange contracts outstanding at period end, if
any, are listed in the Fund's Schedule of Investments.
The Fund entered into interest rate swap contracts primarily to manage interest rate risk. An interest rate swap is
an agreement between the Fund and a counterparty to
exchange cash flows based on the difference between
two interest rates, applied to a notional amount. These
agreements may be privately negotiated in the over-the-
counter market (OTC interest rate swaps) or may be
executed on a registered exchange (centrally cleared
interest rate swaps). For centrally cleared interest rate
swaps, required initial margins are pledged by the Fund, and
1. Organization and Significant Accounting Policies
(continued)
c. Equity-Linked Securities
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
the daily change in fair value is accounted for as a variation margin payable or receivable in the Statement of Assets
and Liabilities. Over the term of the contract, contractually required payments to be paid and to be received are
accrued daily and recorded as unrealized appreciation or
depreciation until the payments are made, at which time
they are realized. Interest rate swap contracts outstanding
at period end, if any, are listed in the Fund's Schedule of
Investments.
See Note
8
 regarding other derivative information.
e. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from the
investment of cash collateral, in addition to lending fees paid by the borrower. Income from securities loaned, net of fees
paid to the securities lending agent and/or third-party vendor, is reported separately in the Statement of Operations.
The Fund bears the market risk with respect to any cash
collateral investment, securities loaned, and the risk that
the agent may default on its obligations to the Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the securities in the open market using the collateral received. The securities lending agent has agreed to indemnify the Fund in the
event of default by a third party borrower. Securities on loan outstanding at period end, if any, are listed in the Fund's
Schedule of Investments.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
As a result of several court cases, in certain countries across the European Union, the Fund filed additional tax reclaims
for previously withheld taxes on dividends earned in those
countries (EU reclaims). Income recognized, if any, for EU
reclaims is reflected as other income in the Statement of
Operations and any related receivable, if any, is reflected
as European Union tax reclaims in the Statement of Assets
and Liabilities. Any fees associated with these filings are
reflected in other expenses in the Statement of Operations.
When uncertainty exists as to the ultimate resolution of
these proceedings, the likelihood of receipt of these EU
reclaims, and the potential timing of payment, no amounts
are reflected in the financial statements. For U.S. income tax purposes, EU reclaims received by the Fund, if any, reduce
the amount of foreign taxes Fund shareholders can use as
tax deductions or credits on their income tax returns. In the event that EU reclaims received by the Fund during a fiscal
year exceed foreign withholding taxes paid by the Fund,
and the Fund previously passed through to its shareholders
foreign taxes incurred by the Fund to be used as a credit or deduction on a shareholder’s income tax return, the Fund
will enter into a closing agreement with the Internal Revenue
Service (IRS) in order to pay the associated tax liability on behalf of the Fund's shareholders. The Fund previously
determined to enter into a closing agreement with the IRS
and recorded any adjustments to estimated payments as
other income, as reflected in the Statement of Operations.
1. Organization and Significant Accounting Policies
(continued)
d. Derivative Financial Instruments
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of December 31, 2025, the Fund
has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years).
The Fund’s federal and state income and federal excise
tax returns for the prior three fiscal years are subject to
examination by the Internal Revenue Service and state
departments of revenue.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest
income (including interest income from payment-in-kind
securities, if any) and estimated expenses are accrued
daily. Amortization of premium and accretion of discount on
debt securities are included in interest income. Paydown
gains and losses are recorded as an adjustment to interest
income. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by
the Fund. Distributions to shareholders are recorded on
the ex-dividend date. Effective October 1, 2025, the Fund
implemented a managed distribution policy. Under this
policy, the Fund will distribute level monthly distributions in any given year regardless of the performance of the Fund;
however, the twelfth monthly payment may be greater than
the initially anticipated amount if additional income or capital gains are required to be distributed. These distributions
may include income and capital gains generated by the
Fund, as well as a possible return of capital component, if
necessary, to meet the annual distribution rate. The annual
payout rate may be adjusted higher or lower from year to
year in response to market conditions. Distributable earnings are determined according to income tax regulations (tax
basis) and may differ from earnings recorded in accordance
with U.S. GAAP. These differences may be permanent or
temporary. Permanent differences are reclassified among
capital accounts to reflect their tax character. These
reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.
Common expenses incurred by the Trust are allocated
among the Funds based on the ratio of net assets of each
Fund to the combined net assets of the Trust or based on
the ratio of number of shareholders of each Fund to the
combined number of shareholders of the Trust. Fund specific
expenses are charged directly to the Fund that incurred the
expense.
Realized and unrealized gains and losses and net
investment income, excluding class specific expenses,
are allocated daily to each class of shares based upon the
relative proportion of net assets of each class. Differences in per share distributions by class are generally due to
differences in class specific expenses.
Inflation-indexed bonds are adjusted for inflation through
periodic increases or decreases in the security's interest
accruals, face amount, or principal redemption value, by
amounts corresponding to the rate of inflation as measured
by an index. Any increase or decrease in the face amount
or principal redemption value will be included as interest
income in the Statement of Operations.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Trust's organizational documents, its officers
and trustees are indemnified by the Trust against certain
liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business,
the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification
clauses. The Trust's maximum exposure under these
arrangements is unknown as this would involve future
claims that may be made against the Trust that have not yet
occurred. Currently, the Trust expects the risk of loss to be remote.
1. Organization and Significant Accounting Policies
(continued)
f. Income and Deferred Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
2. Shares of Beneficial Interest
At December 31, 2025, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Fund's shares were as follows:
Year Ended
December 31, 2025
Year Ended
December 31, 2024
Shares Amount Shares Amount
Class A Shares:
Shares sold
a
................................... 3,713,083 $9,936,267 3,225,769 $7,968,462
Shares issued in reinvestment of distributions .......... 2,495,232 6,889,898 3,614,832 8,864,050
Shares redeemed ............................... (13,977,817) (37,168,578) (18,737,244) (46,307,405)
Net increase (decrease) .......................... (7,769,502) $(20,342,413) (11,896,643) $(29,474,893)
Class A1 Shares:
Shares sold ................................... 980,427 $2,647,694 677,788 $1,685,287
Shares issued in reinvestment of distributions .......... 1,207,644 3,346,014 1,799,272 4,429,885
Shares redeemed ............................... (6,221,294) (16,427,341) (9,248,260) (22,907,058)
Net increase (decrease) .......................... (4,033,223) $(10,433,633) (6,771,200) $(16,791,886)
Class C Shares:
Shares sold ................................... 419,092 $1,107,982 482,934 $1,187,887
Shares issued in reinvestment of distributions .......... 108,262 299,637 187,564 459,866
Shares redeemed
a
.............................. (1,479,127) (3,884,983) (1,821,201) (4,477,429)
Net increase (decrease) .......................... (951,773) $(2,477,364) (1,150,703) $(2,829,676)
Class C1 Shares:
Shares sold ................................... 24,322 $63,196 30,511 $75,633
Shares issued in reinvestment of distributions .......... 13,266 36,760 20,689 51,004
Shares redeemed ............................... (162,517) (439,243) (149,228) (367,543)
Net increase (decrease) .......................... (124,929) $(339,287) (98,028) $(240,906)
Class R Shares:
Shares sold ................................... 17,065 $48,255 6,017 $14,897
Shares issued in reinvestment of distributions .......... 6,744 18,745 8,611 21,246
Shares redeemed ............................... (105,536) (298,222) (8,093) (20,046)
Net increase (decrease) .......................... (81,727) $(231,222) 6,535 $16,097
Class R6 Shares:
Shares sold ................................... 281,585 $756,581 591,977 $1,462,623
Shares issued in reinvestment of distributions .......... 48,390 133,966 72,430 178,397
Shares redeemed ............................... (420,964) (1,102,773) (845,534) (2,073,102)
Net increase (decrease) .......................... (90,989) $(212,226) (181,127) $(432,082)
Advisor Class Shares:
Shares sold ................................... 1,090,870 $2,911,955 1,090,994 $2,700,936
Shares issued in reinvestment of distributions .......... 330,421 918,051 473,139 1,169,568
Shares redeemed ............................... (2,284,040) (5,995,311) (3,261,534) (8,096,512)
Net increase (decrease) .......................... (862,749) $(2,165,305) (1,697,401) $(4,226,008)
a
May include a portion of Class C shares that were automatically converted to Class A.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
3. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated daily and paid monthly, to Global Advisors based on the average daily net assets of the Fund as follows:
For the year ended December 31, 2025, the gross effective investment management fee rate was 0.725% of the Fund’s average daily net assets.
Under a subadvisory agreement, Advisers and TICL, affiliates of Global Advisors, provide subadvisory services to the Fund.
The subadvisory fee is paid by Global Advisors based on the Fund’s average daily net assets, and is not an additional expense of the Fund.
b. Administrative Fees
Under an agreement with Global Advisors, FT Services provides administrative services to the Fund. The fee is paid by
Global Advisors based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Distribution Fees
The Board has adopted distribution plans for each share class, with the exception of Class R6 and Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund’s Class A and A1 reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A and A1 reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods. In addition, under the Fund’s Class C, C1 and R compensation
Subsidiary Affiliation
Templeton Global Advisors Limited (Global Advisors) Investment manager
Templeton Investment Counsel, LLC (TICL) Subadvisor
Franklin Advisers, Inc. (Advisers) Subadvisor
Franklin Templeton Services, LLC (FT Services) Administrative manager
Franklin Distributors, LLC (Distributors) Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services) Transfer agent
Annualized Fee Rate Net Assets
0.725% Up to and including $500 million
0.625% Over $500 million, up to and including $1 billion
0.575% Over $1 billion, up to and including $1.5 billion
0.525% Over $1.5 billion, up to and including $6.5 billion
0.500% Over $6.5 billion, up to and including $11.5 billion
0.478% Over $11.5 billion, up to and including $16.5 billion
0.465% Over $16.5 billion, up to and including $19 billion
0.455% Over $19 billion, up to and including $21.5 billion
0.445% In excess of $21.5 billion

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the
Fund's shares up to the maximum annual plan rate for each class. The plan year, for purposes of monitoring compliance with the maximum annual plan rates, is February 1 through January 31.
d. Sales Charges/Underwriting Agreements
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. These charges are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the year:
.
e. Transfer Agent Fees
Each class of shares pays transfer agent fees, calculated monthly and paid monthly, to Investor Services for its performance of shareholder servicing obligations. The fees are based on a fixed margin earned by Investor Services and are allocated to the Fund based upon relative assets and relative transactions. In addition, each class reimburses Investor Services for out of pocket expenses incurred and, except for Class R6, reimburses shareholder servicing fees paid to third parties. These fees paid to third parties are accrued and allocated daily based upon their relative proportion of such classes' aggregate net assets.
Class R6 pays Investor Services transfer agent fees allocated specifically to that class based upon its relative assets and relative transactions.
For the year ended December 31, 2025, the Fund paid transfer agent fees as noted in the Statement of Operations, of which
$157,407 was retained by Investor Services.
f. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees, if applicable, paid directly or indirectly by each affiliate.
During the year ended December 31, 2025, the Fund held investments in affiliated management investment companies as follows:
Class A .................................................................................... 0.25%
Class A1 ................................................................................... 0.25%
Class C .................................................................................... 1.00%
Class C1 ................................................................................... 0.65%
Class R .................................................................................... 0.50%
Sales charges retained net of commissions paid to unaffiliated brokers/dealers .............................. $7,056
CDSC retained .............................................................................. $362
3. Transactions with Affiliates
(continued)
c. Distribution Fees
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
g. Waiver and Expense Reimbursements
Global Advisors has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the operating expenses (excluding distribution fees, acquired fund fees and expenses, and certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) for each class of the Fund do not exceed 0.95% based on the average net assets of each class until April 30,
2026. Total expenses waived or paid are not subject to recapture subsequent to the Fund’s fiscal year end.
Transfer agent fees on Class R6 shares of the Fund have been capped so that transfer agent fees for that class do not exceed
0.03% based on the average net assets of the class until April 30, 2026.
4. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At December 31, 2025, the capital loss carryforwards were as follows:
During the year ended December 31, 2025, the Fund utilized $22,833,225 of capital loss carryforwards.
    aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Templeton Global Dynamic Income Fund
Non-Controlled Affiliates
Dividends
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $5,983,330 $104,148,643 $(105,511,922) $— $— $4,620,051 4,620,051 $343,543
Non-Controlled Affiliates
Income from
securities
loaned
Franklin Institutional U.S.
Government Money Market
Fund, 3.681% ............ $— $57,035,000 $(57,035,000) $— $— $— — $56,880
Total Affiliated Securities ... $5,983,330 $161,183,643 $(162,546,922) $— $— $4,620,051 $400,423
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $ 20,760,772
Long term ................................................................................ 104,842,732
Total capital loss carryforwards ............................................................... $125,603,504
3. Transactions with Affiliates
(continued)
f. Investments in Affiliated Management Investment Companies
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
The tax character of distributions paid during the years ended December 31, 2025 and 2024 , was as follows:
At December 31, 2025, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of foreign currency transactions, wash sales, EU reclaims, foreign capital gains tax, payments-in-kind, bond discounts and premiums, tax straddles, inflation adjustments and equity-linked securities.
5. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended December 31, 2025, aggregated
$137,862,262 and $170,863,851, respectively.
6. Credit Risk and Defaulted Securities
At December 31, 2025, the Fund had 30.8% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At December
31, 2025, the aggregate value of these securities represents less than 0.1% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
7. Concentration of Risk
Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S.
securities, such as fluctuating currency values and changing local, regional and global economic, political and social conditions, which may result in greater market volatility. Political and financial uncertainty in many foreign regions may increase market volatility and the economic risk of investing in foreign securities. In addition, certain foreign securities may not be as liquid as U.S. securities.
2025 2024
Distributions paid from:
Ordinary income .......................................................... $12,222,853 $7,317,973
Return of capital ........................................................... — 8,615,559
$12,222,853 $15,933,532
Cost of investments .......................................................................... $271,326,508
Unrealized appreciation ........................................................................ $58,513,261
Unrealized depreciation ........................................................................ (21,799,112)
Net unrealized appreciation (depreciation) .......................................................... $36,714,149
Distributable earnings:
Undistributed ordinary income ................................................................... $4,358,768
4. Income Taxes
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
8. Other Derivative Information
At December 31, 2025, investments in derivative contracts are reflected in the Statement of Assets and Liabilities as follows:
For the year ended December 31, 2025, the effect of derivative contracts in the Statement of Operations was as follows:
For the year ended December 31, 2025, the average month end notional amount of swap contracts represented 18,290,641.
The average month end contract value of forward exchange contracts was 149,208,073.
At December 31, 2025, the Fund's OTC derivative assets and liabilities are as follows:
Asset Derivatives Liability Derivatives
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Assets and Liabilities
Location Fair Value
Statement of
Assets and Liabilities
Location Fair Value
Templeton Global Dynamic Income Fund
Interest rate contracts .......
Variation margin on centrally
cleared swap contracts
$ 643,103
a
Variation margin on centrally
cleared swap contracts
$ 393,981
a
Foreign exchange contracts ..
Unrealized appreciation on OTC
forward exchange contracts
1,748,122 Unrealized depreciation on OTC
forward exchange contracts
1,548,076
Total .................... $2,391,225 $1,942,057
a
This amount reflects the cumulative appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only the variation margin receivable/payable at year end is separately reported within the Statement of Assets and Liabilities. Prior variation margin movements were recorded to cash upon receipt or payment.
Derivative Contracts
Not Accounted for as
Hedging Instruments
Statement of
Operations Location
Net Realized
Gain (Loss) for
the Year
Statement of
Operations Location
Net Change in
Unrealized
Appreciation
(Depreciation)
for the Year
Templeton Global Dynamic Income Fund
Net realized gain (loss) from: Net change in unrealized
  appreciation (depreciation) on:
Interest rate contracts ..........
Swap contracts $41,103 Swap contracts $949,364
Foreign exchange contracts .....
Forward exchange contracts 2,034,599 Forward exchange contracts 3,295,540
Total ....................... $2,075,702 $4,244,904
Gross Amounts of
Assets and Liabilities Presented
in the Statement of Assets and Liabilities
Assets
a
Liabilities
a
Templeton Global Dynamic Income Fund
Forward Exchange Contracts ............................. $ 1,748,122 $ 1,548,076
Total ............................................. $1,748,122 $1,548,076
a
Absent an event of default or early termination, OTC derivative assets and liabilities are presented gross and not offset in the Statement of Assets and Liabilities.

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
At December 31, 2025, OTC derivative assets, which may be offset against the Fund's OTC derivative liabilities and collateral received from the counterparty, are as follows:
At December 31, 2025, OTC derivative liabilities, which may be offset against the Fund's OTC derivative assets and collateral pledged to the counterparty, are as follows:
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Assets Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Received
Cash
Collateral
Received
a
Net Amount
(Not less
than zero)
Templeton Global Dynamic Income Fund
Counterparty
BNDP ................... $ 98,613 $ (61,702) $ — $ — $ 36,911
BOFA .................... — — — — —
BZWS ................... 13,895 (12,991) — — 904
CITI ..................... 230,660 (71,595) — — 159,065
DBAB ................... 178,751 (178,751) — — —
GSCO ................... 526,877 — — (526,877) —
HSBK ................... 417,419 (175,492) — (241,927) —
JPHQ ................... 255,773 (255,773) — — —
MSCO ................... 26,134 (26,134) — — —
Total ................... $1,748,122 $(782,438) $— $(768,804) $196,880
$ 1
Amounts Not Offset in the
Statement of Assets and Liabilities
Gross
Amounts of
Liabilities
Presented in
the Statement of
Assets and Liabilities
Financial
Instruments
Available for
Offset
Financial
Instruments
Collateral
Pledged
Cash
Collateral
Pledged
a
Net Amount
(Not less
than zero)
Templeton Global Dynamic Income Fund
Counterparty
BNDP ................... $ 61,702 $ (61,702) $ — $ — $ —
BOFA .................... 295,849 — — (270,000) 25,849
BZWS ................... 12,991 (12,991) — — —
CITI ..................... 71,595 (71,595) — — —
DBAB ................... 433,502 (178,751) — (160,000) 94,751
GSCO ................... — — — — —
HSBK ................... 175,492 (175,492) — — —
JPHQ ................... 342,305 (255,773) — (86,532) —
MSCO ................... 154,640 (26,134) — — 128,506
Total ................... $1,548,076 $(782,438) $— $(516,532) $249,106
8. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
See Note 1(d) regarding derivative financial instruments.
See Abbreviations on page 36 .
9. Credit Facility
The Fund, together with other U.S. registered and foreign investment funds (collectively, Borrowers), managed by Franklin
Templeton, are borrowers in a joint syndicated senior unsecured credit facility totaling $2.995 billion (Global Credit Facility)
which matured on January 30, 2026. This Global Credit Facility provides a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. Effective
January 30, 2026, the Borrowers renewed the Global Credit Facility for a one-year term, maturing January 29, 2027, for a total of $2.995 billion.
Under the terms of the Global Credit Facility, the Fund may, in addition to interest charged on any borrowings made by the
Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.15% based upon the unused portion of the Global Credit Facility. These fees are reflected in other expenses in the Statement of Operations. During the year ended December 31, 2025, the Fund did not use the Global Credit Facility.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of December 31, 2025, in valuing the Fund's assets and liabilities carried at fair value, is as follows:
a
In some instances, the collateral amounts disclosed in the table above were adjusted due to the requirement to limit the collateral amounts to avoid the effect of overcollateralization. Actual collateral received and/or pledged may be more than the amounts disclosed herein.
Level 1 Level 2 Level 3 Total
Templeton Global Dynamic Income Fund
Assets:
Investments in Securities:
a
Common Stocks :
China ............................... $ — $ 1,964,551 $ — $ 1,964,551
France ............................... — 5,019,661 — 5,019,661
Germany ............................. — 16,902,685 — 16,902,685
Hong Kong ........................... — 2,112,402 — 2,112,402
8. Other Derivative Information
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year.
11. Operating Segments
The Fund operates as a single operating segment, which is an investment portfolio. The chief investment officer of the Fund’s
Investment manager serves as the Chief Operating Decision Maker (“CODM”) and is responsible for evaluating the Fund's operating results and allocating resources in accordance with the Fund’s investment strategy. Internal reporting provided to the
CODM aligns with the accounting policies and measurement principles used in the financial statements.
For information regarding segment assets, segment profit or loss, and significant expenses, refer to the Statement of Assets and Liabilities and the Statement of Operations, along with the related notes to the financial statements. The Schedule of
Investments provides details of the Fund's investments that generate returns such as interest, dividends, and realized and unrealized gains or losses. Performance metrics, including portfolio turnover and expense ratios, are disclosed in the Financial
Highlights.
12. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
Level 1 Level 2 Level 3 Total
Templeton Global Dynamic Income Fund (continued)
Assets: (continued)
Investments in Securities:
a
(continued)
Common Stocks: (continued)
Japan ............................... $ — $ 18,007,806 $ — $ 18,007,806
Netherlands ........................... — 8,808,717 — 8,808,717
South Korea .......................... — 5,596,572 — 5,596,572
Taiwan ............................... — 7,142,554 — 7,142,554
United Kingdom ........................ 4,775,269 18,399,095 — 23,174,364
United States .......................... 35,234,253 10,888,026 — 46,122,279
Equity-Linked Securities ................... — 38,614,720 — 38,614,720
Corporate Bonds ........................ — — —
b
—
Foreign Government and Agency Securities .... — 113,700,659 — 113,700,659
Escrows and Litigation Trusts ............... — — 2,676 2,676
Short Term Investments ................... 4,620,051 15,801,792 — 20,421,843
Total Investments in Securities ........... $44,629,573 $262,959,240
c
$2,676 $307,591,489
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,748,122 $— $1,748,122
Swap Contracts ......................... — 643,103 — 643,103
Total Other Financial Instruments ......... $— $2,391,225 $— $2,391,225
Liabilities:
Other Financial Instruments:
Forward Exchange Contracts ............... $— $1,548,076 $— $1,548,076
Swap Contracts ......................... — 393,981 — 393,981
Total Other Financial Instruments ......... $— $1,942,057 $— $1,942,057
a
For detailed categories, see the accompanying Schedule of Investments.
b
Includes financial instruments determined to have no value.
c
Includes foreign securities valued at $94,842,069, which were categorized as Level 2 as a result of the application of market level fair value procedures. See the Financial
Instrument Valuation note for more information.
10. Fair Value Measurements
(continued)

Templeton Global Investment Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
(continued)
Abbreviations
Counterparty
BNDP
BNP Paribas SA
BOFA
Bank of America NA
BZWS
Barclays Bank plc
CITI
Citibank NA
DBAB
Deutsche Bank AG
GSCO
Goldman Sachs Group, Inc.
HSBK
HSBC Bank plc
JPHQ
JPMorgan Chase Bank NA
MSCO
Morgan Stanley
Selected Portfolio
ADR
American Depositary Receipt
CDI
certificado de deposito interbancario
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
TIIEOIS
Interbank Equilibrium Interest Rate Overnight
Index Swaps
Cu r rency
BRL
Brazilian Real
COP
Colombian Peso
EGP
Egyptian Pound
EUR
Euro
GHS
Ghanaian Cedi
INR
Indian Rupee
KZT
Kazakhstani Tenge
MXN
Mexican Peso
NOK
Norwegian Krone
UYU
Uruguayan Peso
ZAR
South African Rand
The following reference rates, and their values as of period end, are used for security descriptions:
Reference Index Reference Rate
1-day BRL CDI ...................... 14.90%
1-day SOFR ........................ 3.87%
1-day TIIEOIS ....................... 7.30%

Templeton Global Investment Trust
Report of Independent Registered Public Accounting Firm

franklintempleton.com
Annual Report
To the Board of Trustees of Templeton Global Investment Trust and Shareholders of Templeton Global Dynamic Income Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Templeton
Global Dynamic Income Fund (one of the funds constituting Templeton Global Investment Trust, referred to hereafter as the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statements of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, the financial highlights for each of the four years in the period ended December 31, 2025 and the consolidated financial highlights for the year ended December 31, 2021 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31,
2025, the financial highlights for each of the four years in the period ended December 31, 2025 and the consolidated financial highlights for the year ended December 31, 2021 in conformity with accounting principles generally accepted in the United
States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, private placement agent, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
San Francisco, California
February 19, 2026
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Templeton Global Investment Trust
Tax Information (unaudited)

franklintempleton.com
Annual Report
Templeton Global Dynamic Income Fund
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended December 31, 2024:
Note (1) - The Law varies in each state as to whether and what percentage of dividend income attributable to Federal obiligations is exempt from state income tax. Shareholders are advised to consult with their tax advisors to determine if any portion of the dividends received is exempt from state income taxes.
Under Section 853 of the Internal Revenue Code, the Fund intends to elect to pass through to its shareholders the following amounts, or amounts as finally determined, of foreign taxes paid and foreign source income earned by the Fund during the fiscal year ended December 31, 2025:
Pursuant to: Amount Reported
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $960,394
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $4,566,978
Section 163(j) Interest Earned §163(j) $11,632,742
Interest Earned from Federal Obligations Note (1) $104,374
Amount Reported
Foreign Taxes Paid $1,701,210
Foreign Source Income Earned $15,901,078

Templeton Global Investment Trust

franklintempleton.com
Annual Report
Changes In and Disagreements with Accountants
For the period covered by this report
Not applicable.
Results of Meeting(s) of Shareholders
For the period covered by this report
Not applicable.
Remuneration Paid to Directors, Officers and Others
For the period covered by this report
Refer to the financial statements included herein. Remuneration to officers is paid by the Fund’s investment manager according to the terms of the agreement.
Board Approval of Management and Subadvisory Agreements
For the period covered by this report
Not applicable.

4290-AFSOI 02/26
© 2026 Franklin Templeton. All rights reserved.

ITEM 8.	CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 9.	PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 10.	REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR.

ITEM 11.	STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

The information is disclosed as part of the Financial Statements included in Item 7 of this Form N-CSR, as applicable.

ITEM 12.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees that would require disclosure herein.

ITEM 16.	CONTROLS AND PROCEDURES.

(a)	The Registrant’s chief executive officer and chief financial officer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected or are likely to materially affect the Registrant’s internal control over financial reporting.

ITEM 17.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18.	RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a)	Not applicable.

(b)	Not applicable.

ITEM 19.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (3) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Templeton Global Investment Trust

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Christopher Kings
Christopher Kings
Chief Executive Officer – Finance and Administration

Date:	February 26, 2026

By:	/s/ Jeffrey White
Jeffrey White
Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	February 26, 2026